UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22154

Name of Registrant:	Columbia ETF Trust

Address of Principal Executive Offices:	225 Franklin Street Boston, Massachusetts 02110

Name and address of agents for service:

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Registrant’s telephone number including area code:	612-671-4321

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2017 – 06/30/2018*

*	Through the Liquidation Date for the Funds as shown below:

Fund Name	Liquidation Date
Columbia Core Bond ETF	7/28/2017
Columbia Intermediate Municipal Bond ETF	7/28/2017

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22154
Reporting Period: 07/01/2017 - 06/30/2018
Columbia ETF Trust

Item 1. Proxy Voting Record

============================ Columbia Core Bond ETF ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Columbia Intermediate Municipal Bond ETF ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

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Any ballot  marked 'Abstain'  is considered  to have  been voted. Ballots marked
'Abstain' are considered to have been voted against management's  recommendation if  management's  recommendation is  'For'  or 'Against,'  and  for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from  voting on a ballot item,  a ballot marked 'For' or 'Against' is considered to have been voted against  management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used  to indicate that there is no management recommendation that a shareholder may  vote
'For' or 'Against.'

Any ballot  marked as  'Take No  Action' is  neither a  vote cast for or against management and 'None' is used to represent this.

================================================================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen
President and Principal Executive Officer

Date:	August 21, 2018

*	Print the name and title of each signing officer under his or her signature.